Derivative Instruments (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Interest Rate Cash Flow Hedge Derivative at Fair Value, Net [Abstract]
Interest rate swap	$ 1,712,000		$ 1,075,000
Interest rate swaps	(8,443,000)		(8,235,000)
Net derivative asset/(liability)	(6,731,000)		(7,160,000)
Loss to be reclassified from accumulated other comprehensive loss to interest expense over next twelve months	3,200,000
Gain (loss) recognized related to hedge ineffectiveness	0	0
Interest Rate Swap [Member]
Derivative [Line Items]
Notional Amount	440,000,000
Interest Rate Swap 1 [Member]
Derivative [Line Items]
Notional Amount	125,000,000
Interest Rate Swap 2 [Member]
Derivative [Line Items]
Notional Amount	75,000,000
Interest Rate Swap 3 [Member]
Derivative [Line Items]
Notional Amount	50,000,000
Interest Rate Swap 4 [Member]
Derivative [Line Items]
Notional Amount	50,000,000
Interest Rate Swap 5 [Member]
Derivative [Line Items]
Notional Amount	70,000,000
Interest Rate Swap 6 [Member]
Derivative [Line Items]
Notional Amount	70,000,000
Derivative, term of contract	131 months
Credit Risk Contract [Member]
Interest Rate Cash Flow Hedge Derivative at Fair Value, Net [Abstract]
Assets Needed for Immediate Settlement, Aggregate Fair Value	8,700,000
Interest Expense [Member] | Interest Rate Swap [Member]
Interest Rate Cash Flow Hedge Derivative at Fair Value, Net [Abstract]
Amount of loss recognized in OCI on derivative	340,000	748,000
Amount of previously recorded loss reclassified from accumulated OCI into interest expense	(769,000)	(733,000)
Unsecured Debt [Member] | $300 Million Unsecured Term Loan [Member]
Derivative [Line Items]
Face amount of debt instument	300,000,000
Debt [Member]
Derivative [Line Items]
Hedged amount associated with potential issuance of long-term debt	$ 140,000,000